OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2024
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

29  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2024	01.01.2023		01.01.2022
Description	12.31.2024	12.31.2023		12.31.2022
	ThCh$	ThCh$		ThCh$
Other gains and losses*	—	(15,909,117)	(1)	(24,983,899)	(2)
Total	—	(15,909,117)		(24,983,899)
(1)

a) losses for ThCh$ 25,530,162 due to the assignment of a loan owned by Embotelladora Andina S.A. to a financial institution with a discount. The credit of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentine pesos. b) In addition to the previous, a water source in the Brazilian Operation has been disposed of, generating a profit of ThCh$ 9,750,769.

(2)

Losses for ThCh$ 24,982,887 were recorded due to the assignment of a loan owned by Embotelladora Andina S.A. to a financial institution with a discount. The credit of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentine pesos.